Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
January 31, 2024
SCF-S-NPRT1-0324
1.907961.114
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 1.1%
Imdex Ltd.	11,094,033	12,240,451
Steadfast Group Ltd.	7,793,721	30,156,827
TOTAL AUSTRALIA		42,397,278
Austria - 0.1%
AT&S Austria Technologie & Systemtechnik AG	118,010	2,864,400
Belgium - 1.6%
Azelis Group NV	807,072	16,676,516
Fagron NV	227,500	4,098,474
Galapagos NV (a)	85,000	3,188,580
KBC Ancora	722,579	33,375,287
Warehouses de Pauw	138,500	4,083,187
TOTAL BELGIUM		61,422,044
Brazil - 0.1%
LOG Commercial Properties e Participacoes SA	562,700	2,329,440
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,800,000	2,968,271
TOTAL BRAZIL		5,297,711
Canada - 4.3%
CAE, Inc. (a)	1,185,900	23,745,344
Cameco Corp.	80,000	3,820,000
ECN Capital Corp.	533,950	1,092,166
Lumine Group, Inc.	364,900	8,511,484
McCoy Global, Inc.	1,106,750	1,654,630
MTY Food Group, Inc.	93,600	4,009,390
North West Co., Inc.	200,000	5,785,265
Onex Corp. (sub. vtg.)	78,000	5,759,277
Osisko Gold Royalties Ltd.	974,700	14,202,368
Parkland Corp.	182,500	6,227,900
Pason Systems, Inc.	1,851,500	20,299,089
Quebecor, Inc. Class B (sub. vtg.)	160,000	3,890,364
Real Matters, Inc. (a)	950,000	4,939,194
Richelieu Hardware Ltd.	1,835,620	59,282,696
Total Energy Services, Inc.	318,900	2,234,399
TOTAL CANADA		165,453,566
China - 0.4%
Chlitina Holding Ltd.	2,142,000	12,897,107
JOYY, Inc. ADR	79,300	2,431,338
TOTAL CHINA		15,328,445
Denmark - 0.4%
Spar Nord Bank A/S	936,553	15,954,212
Egypt - 0.1%
Integrated Diagnostics Holdings PLC (a)(b)	15,331,734	5,335,443
Finland - 0.2%
Huhtamaki Oyj	136,689	5,372,569
Nanoform Finland PLC (a)	500,000	1,621,050
TOTAL FINLAND		6,993,619
France - 3.9%
ARGAN SA	75,600	6,715,816
Elis SA	430,000	9,489,194
Exail Technologies SA (a)(c)	197,579	4,569,406
Exclusive Networks SA (a)	480,000	9,804,110
Laurent-Perrier Group SA	104,531	13,951,381
Lectra	1,060,210	37,523,933
LISI	429,088	10,108,996
Maisons du Monde SA (b)	259,100	1,252,202
Stef SA	75,000	9,807,352
Thermador Groupe SA	82,100	7,621,518
Vallourec SA (a)	250,000	3,602,784
Vetoquinol SA	298,648	34,405,032
Worldline SA (a)(b)	180,000	2,433,328
TOTAL FRANCE		151,285,052
Germany - 6.3%
Auto1 Group SE (a)(b)(c)	600,000	2,530,783
CTS Eventim AG	1,354,770	92,018,681
Gerresheimer AG	57,000	5,845,830
Instone Real Estate Group BV (b)	615,000	5,343,629
Nexus AG	618,016	38,670,825
NORMA Group AG	107,000	1,747,243
Rheinmetall AG	116,100	40,752,419
Scout24 AG (b)	330,500	24,437,664
Stabilus Se	479,629	33,717,696
TOTAL GERMANY		245,064,770
Greece - 0.1%
Mytilineos SA	126,900	5,211,352
Hong Kong - 0.2%
Cadeler A/S (a)	1,413,600	6,502,647
Hungary - 0.2%
Richter Gedeon PLC	363,700	9,817,941
India - 0.3%
Embassy Office Parks (REIT)	1,472,219	6,367,472
Mahanagar Gas Ltd.	318,200	5,676,420
TOTAL INDIA		12,043,892
Indonesia - 0.2%
PT Selamat Sempurna Tbk	55,532,360	7,051,836
Ireland - 2.2%
AerCap Holdings NV (a)	436,000	33,380,160
Cairn Homes PLC	11,190,034	17,187,530
Cairn Homes PLC	5,336,600	8,177,980
Greencore Group PLC	2,250,000	2,919,859
Irish Residential Properties REIT PLC	10,274,300	12,835,572
Mincon Group PLC	3,809,284	2,675,851
Smurfit Kappa Group PLC	190,000	7,094,255
TOTAL IRELAND		84,271,207
Israel - 1.2%
Ituran Location & Control Ltd.	893,735	22,236,127
Maytronics Ltd.	334,000	3,671,688
NICE Ltd. sponsored ADR (a)	52,000	10,821,200
Tel Aviv Stock Exchange Ltd.	1,620,557	10,071,421
TOTAL ISRAEL		46,800,436
Italy - 2.6%
Banca Generali SpA	140,000	5,355,949
BFF Bank SpA (b)	529,000	5,728,337
Industrie de Nora SpA	198,400	3,134,687
Intercos SpA	269,000	4,215,270
Interpump Group SpA	1,633,037	81,252,455
MARR SpA	131,400	1,601,805
TOTAL ITALY		101,288,503
Japan - 29.7%
ABC-MART, Inc.	204,900	3,551,021
Ai Holdings Corp.	416,292	6,988,311
Anritsu Corp.	400,000	3,167,457
Artnature, Inc.	1,214,900	6,507,119
As One Corp.	121,500	4,586,829
ASKUL Corp.	640,000	8,650,660
Aucnet, Inc.	757,060	10,854,342
Azbil Corp.	3,379,090	109,194,297
BayCurrent Consulting, Inc.	171,800	3,994,178
Broadleaf Co. Ltd. (d)	6,232,673	25,655,214
Central Automotive Products Ltd.	194,079	6,405,778
Chiba Bank Ltd.	1,631,900	12,092,814
CKD Corp.	267,000	4,708,033
Curves Holdings Co. Ltd. (d)	5,887,359	27,274,931
Daiichikosho Co. Ltd.	1,316,928	18,041,730
Daikokutenbussan Co. Ltd.	179,300	10,149,691
Dexerials Corp.	298,300	8,596,555
Digital Hearts Holdings Co. Ltd. (d)	1,291,250	8,974,445
Dowa Holdings Co. Ltd.	90,000	3,138,780
Elan Corp.	1,663,200	11,926,270
Fuji Electric Co. Ltd.	80,700	4,041,459
Fujitec Co. Ltd.	635,300	16,209,973
Funai Soken Holdings, Inc.	861,757	15,004,566
Fuyo General Lease Co. Ltd.	28,800	2,575,476
Goldcrest Co. Ltd.	1,537,300	24,517,118
Inaba Denki Sangyo Co. Ltd.	396,300	9,469,112
Iwatani Corp.	100,000	4,468,650
Iwatsuka Confectionary Co. Ltd.	105,800	3,658,840
Japan Elevator Service Holdings Co. Ltd.	146,300	2,210,813
JINS Holdings, Inc. (c)	123,200	3,473,563
JTOWER, Inc. (a)	302,000	9,303,713
Justsystems Corp.	150,000	3,134,087
Kamigumi Co. Ltd.	450,800	10,371,011
Kansai Electric Power Co., Inc.	740,000	10,095,181
Katitas Co. Ltd.	180,000	2,237,867
Kato Sangyo	70,000	2,282,527
Kobayashi Pharmaceutical Co. Ltd.	286,800	12,943,439
Kobe Bussan Co. Ltd.	82,300	2,102,988
Koshidaka Holdings Co. Ltd. (d)	5,227,659	33,303,205
Kusuri No Aoki Holdings Co. Ltd.	813,574	17,564,862
Kyoritsu Maintenance Co. Ltd. (c)	118,800	4,881,641
Kyoto Financial Group, Inc.	352,612	5,860,225
Lasertec Corp.	174,360	45,408,442
Maeda Kosen Co. Ltd.	202,400	4,412,253
Maruwa Ceramic Co. Ltd.	50,600	10,124,346
MCJ Co. Ltd.	850,000	7,127,597
Medikit Co. Ltd.	625,900	12,749,172
Meitec Group Holdings, Inc.	201,000	3,976,450
Miroku Jyoho Service Co., Ltd. (c)	618,891	7,663,183
Misumi Group, Inc.	1,365,000	23,402,784
Mitsuboshi Belting Ltd.	227,952	7,603,969
Miura Co. Ltd.	147,900	2,702,664
Nagaileben Co. Ltd.	1,528,000	24,245,649
Nihon Parkerizing Co. Ltd.	5,332,368	42,354,633
Nippon Concept Corp.	135,000	1,600,762
Nippon Gas Co. Ltd.	303,700	4,704,510
Nitto Kohki Co. Ltd.	270,000	3,578,940
NOF Corp.	261,900	11,828,389
NS Tool Co. Ltd. (d)	1,434,000	9,900,088
NSD Co. Ltd.	1,733,380	32,528,532
OBIC Co. Ltd.	359,600	55,238,030
Osaka Soda Co. Ltd.	77,700	5,454,576
OSG Corp.	1,797,175	24,456,529
PALTAC Corp.	135,000	4,110,133
Paramount Bed Holdings Co. Ltd.	586,612	10,594,871
Prestige International, Inc.	600,000	2,463,697
ProNexus, Inc.	1,204,277	10,580,431
Qol Holdings Co. Ltd.	330,000	3,962,430
Relo Group, Inc.	603,600	6,058,777
Renesas Electronics Corp. (a)	265,000	4,348,010
Roland Corp.	140,000	4,651,342
San-Ai Obbli Co. Ltd.	1,208,972	13,631,804
Sekisui Jushi Corp.	180,000	3,100,298
SHO-BOND Holdings Co. Ltd.	1,372,000	61,109,638
Shoei Co. Ltd.	1,030,000	13,765,290
SK Kaken Co. Ltd.	526,920	26,016,625
Software Service, Inc.	181,500	15,418,661
Sumco Corp.	491,400	7,449,834
SWCC Showa Holdings Co. Ltd.	293,500	6,042,706
Techno Medica Co. Ltd.	283,000	3,780,597
The Monogatari Corp.	695,288	24,516,162
TIS, Inc.	732,836	16,299,624
Tocalo Co. Ltd.	1,467,849	15,613,718
Toyo Suisan Kaisha Ltd.	145,000	7,550,365
Tri Chemical Laboratories, Inc.	177,600	4,379,729
USS Co. Ltd.	1,177,100	22,260,628
YAKUODO Holdings Co. Ltd.	894,700	15,708,232
Yaoko Co. Ltd.	80,500	4,644,678
YONEX Co. Ltd.	1,100,000	8,938,591
TOTAL JAPAN		1,152,227,140
Korea (South) - 0.5%
BGF Retail Co. Ltd.	123,318	13,051,862
Hansol Chemical Co. Ltd.	18,660	2,792,985
Soulbrain Co. Ltd.	18,000	3,629,540
TOTAL KOREA (SOUTH)		19,474,387
Luxembourg - 0.2%
L'Occitane Ltd.	1,800,000	5,747,208
Novem Group SA	255,000	1,929,049
TOTAL LUXEMBOURG		7,676,257
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,151,300	2,332,500
Netherlands - 5.5%
Aalberts Industries NV	2,236,135	89,365,538
BE Semiconductor Industries NV	333,651	50,408,614
IMCD NV	310,629	47,668,940
Koninklijke Heijmans NV (Certificaten Van Aandelen)	310,000	4,489,228
OCI NV	210,000	6,041,329
TKH Group NV (bearer) (depositary receipt)	142,800	5,774,803
Van Lanschot Kempen NV (Bearer)	305,761	9,235,684
TOTAL NETHERLANDS		212,984,136
Norway - 2.4%
Europris ASA (b)	674,800	5,065,531
Kongsberg Gruppen ASA	1,251,008	63,875,186
Medistim ASA	440,375	8,960,541
Selvaag Bolig ASA	840,200	2,520,460
Sparebanken Midt-Norge	721,800	9,841,557
TGS ASA	340,000	3,339,466
TOTAL NORWAY		93,602,741
Philippines - 0.1%
Robinsons Land Corp.	11,000,000	3,123,092
Singapore - 0.1%
Boustead Singapore Ltd.	9,000,000	5,827,411
Spain - 0.8%
Cie Automotive SA	227,305	6,018,389
Compania de Distribucion Integral Logista Holdings SA	447,000	12,675,833
Fluidra SA	619,020	13,459,775
TOTAL SPAIN		32,153,997
Sweden - 12.1%
AAK AB	246,700	5,570,909
Addlife AB	1,585,326	17,168,468
AddTech AB (B Shares)	5,641,065	117,302,539
Alligo AB (B Shares)	745,270	9,481,798
Arjo AB	370,000	1,739,311
Autoliv, Inc.	378,900	40,587,768
Bergman & Beving AB (B Shares)	1,406,054	24,590,221
Betsson AB (B Shares)	540,000	5,884,314
BHG Group AB (a)(c)	1,953,200	3,196,321
Dometic Group AB (b)	491,200	3,912,929
Hemnet Group AB	1,619,200	43,721,582
HEXPOL AB (B Shares)	375,500	4,315,491
INVISIO AB	1,258,172	24,482,406
JM AB (B Shares)	615,100	10,083,558
John Mattson Fastighetsforetagen AB (a)(c)	2,484,706	12,893,114
Lagercrantz Group AB (B Shares)	9,739,623	127,844,452
Rusta AB	1,050,000	7,387,680
Swedish Logistic Property AB (a)	2,200,000	6,627,493
Teqnion AB (a)	150,353	3,243,527
TOTAL SWEDEN		470,033,881
Switzerland - 1.4%
Kardex AG	14,990	3,830,228
Tecan Group AG	104,285	40,193,744
VZ Holding AG	81,662	9,633,457
TOTAL SWITZERLAND		53,657,429
Taiwan - 0.5%
Addcn Technology Co. Ltd.	2,464,641	15,842,949
International Games Systems Co. Ltd.	192,000	5,080,548
TOTAL TAIWAN		20,923,497
United Kingdom - 14.3%
Allfunds Group PLC (c)	375,000	2,703,101
B&M European Value Retail SA	783,231	5,147,565
Baltic Classifieds Group PLC	3,170,300	9,763,063
Bodycote PLC	5,797,308	46,836,669
Cab Payments Holdings Ltd. (c)	3,570,900	3,597,694
Clarkson PLC	498,634	22,433,120
DCC PLC (United Kingdom)	165,000	12,036,055
Direct Line Insurance Group PLC (a)	4,000,000	8,587,225
Domino's Pizza UK & IRL PLC	1,017,300	4,530,334
DP Poland PLC (a)	32,210,430	4,286,129
Games Workshop Group PLC	34,000	4,267,886
GlobalData PLC	1,200,000	3,056,728
Grainger Trust PLC	1,156,700	3,858,212
H&T Group PLC (c)	600,000	2,828,614
Harbour Energy PLC	875,800	3,094,405
Hill & Smith Holdings PLC	477,474	11,339,627
Howden Joinery Group PLC	3,987,682	40,570,216
Inchcape PLC	572,600	4,970,743
Indivior PLC (a)	608,000	10,687,090
InterContinental Hotel Group PLC ADR	460,000	43,819,600
J.D. Wetherspoon PLC (a)	333,500	3,550,214
JD Sports Fashion PLC	1,900,000	2,818,412
John Wood Group PLC (a)	2,678,987	5,347,251
Lancashire Holdings Ltd.	1,761,924	13,553,620
LSL Property Services PLC	694,900	2,333,714
Mears Group PLC	800,000	3,477,471
On The Beach Group PLC (a)(b)	2,387,000	4,513,367
Oxford Instruments PLC	475,000	13,363,679
Petershill Partners PLC (b)	2,673,300	5,996,535
Pets At Home Group PLC	1,201,500	4,266,496
Premier Foods PLC	2,661,300	4,795,930
Rightmove PLC	2,849,463	20,166,144
RS GROUP PLC	535,487	5,331,260
Sabre Insurance Group PLC (b)	5,832,581	11,397,893
Sage Group PLC	895,000	13,361,271
SigmaRoc PLC (a)	2,025,218	1,668,263
Softcat PLC	280,945	5,148,362
Spectris PLC	2,711,228	127,164,112
Spirax-Sarco Engineering PLC	179,897	22,809,746
Synthomer PLC (a)(c)	973,595	1,937,124
Tate & Lyle PLC	514,700	4,063,700
Unite Group PLC	999,074	12,876,506
Urban Logistics REIT PLC	4,100,000	6,515,696
Vistry Group PLC	627,500	7,992,069
Watches of Switzerland Group PLC (a)(b)	400,000	1,895,881
TOTAL UNITED KINGDOM		554,758,792
United States of America - 3.2%
Morningstar, Inc. (c)	231,100	64,546,230
NOV, Inc.	1,086,900	21,205,419
PriceSmart, Inc.	209,112	15,896,694
Ramaco Resources, Inc. (c)	320,000	6,041,600
Ramaco Resources, Inc. Class B	50,018	631,227
ResMed, Inc.	81,300	15,463,260
TOTAL UNITED STATES OF AMERICA		123,784,430
TOTAL COMMON STOCKS (Cost $2,755,204,121)		3,742,944,044

Investment Companies - 2.1%
	Shares	Value ($)
United States of America - 2.1%
iShares MSCI EAFE Small-Cap ETF (c) (Cost $75,739,929)	1,335,000	80,513,850

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	100,331,825	100,351,891
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	32,055,478	32,058,683
TOTAL MONEY MARKET FUNDS (Cost $132,409,681)		132,410,574

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,963,353,731)	3,955,868,468
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(75,065,790)
NET ASSETS - 100.0%	3,880,802,678

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,843,522 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	133,243,313	254,074,714	286,966,136	1,492,263	67	(67)	100,351,891	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	25,436,981	134,938,033	128,316,331	98,004	-	-	32,058,683	0.1%
Total	158,680,294	389,012,747	415,282,467	1,590,267	67	(67)	132,410,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Broadleaf Co. Ltd.	22,027,448	-	-	49,541	-	3,627,766	25,655,214
Curves Holdings Co. Ltd.	25,681,624	-	-	-	-	1,593,307	27,274,931
Digital Hearts Holdings Co. Ltd.	7,796,576	71,986	-	-	-	1,105,883	8,974,445
Koshidaka Holdings Co. Ltd.	31,643,463	5,702,170	-	-	-	(4,042,428)	33,303,205
NS Tool Co. Ltd.	10,284,096	-	-	-	-	(384,008)	9,900,088
Total	97,433,207	5,774,156	-	49,541	-	1,900,520	105,107,883

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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